Auditor's Remuneration - Summary of Auditor's Remuneration (Detail) - Continuing Operations [member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deloitte Ireland (statutory auditor) [member]
Auditor's remuneration [abstract]
Audit fees		$ 7	$ 6
Total		7	6
EY Ireland (statutory auditor) [member]
Auditor's remuneration [abstract]
Audit fees				$ 4
Total				4
Deloitte Ireland (network firms) [member]
Auditor's remuneration [abstract]
Audit fees		14	12
Other audit-related assurance fees	[1]	1
Total		15	12
EY (network firms) [member]
Auditor's remuneration [abstract]
Audit fees	[1],[2],[3]			16
Tax advisory services	[1],[3]			1
Total				17
Auditor's Remuneration from Continuing Operations [member]
Auditor's remuneration [abstract]
Audit fees		21	18	20	[3]
Other audit-related assurance fees	[1]	1
Tax advisory services	[1],[3]			1
Total		$ 22	$ 18	$ 21

[1]	Audit fees in 2019, including discontinued operations, amounted to $20 million. Other audit-related assurance fees in 2019, including discontinued operations, amounted to $nil million and tax advisory services in 2019, including discontinued operations, amounted to $1 million.
[2]	Audit of the Group accounts includes the audit of internal control over financial reporting and parent and subsidiary statutory audit fees, but excludes $3 million (2020: $3 million; 2019: $3 million) paid to auditors other than Deloitte (2021 and 2020) and EY (2019).
[3]	With effect from 2020, following a competitive tender process, Deloitte Ireland LLP (Deloitte) was appointed as auditor of the Group, replacing Ernst & Young (EY). In the table above, auditor’s remuneration for services provided during the years ended 31 December 2021 and 2020 thus relates to Deloitte and for the year ended 31 December 2019 to EY.